Fair values of financial assets and liabilities - Schedule of Derivatives (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	£ 24,065	£ 22,356
Derivative liabilities	(21,676)	(20,149)
Level 1 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	103	77
Derivative liabilities	(79)	(116)
Level 2 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	23,221	21,857
Derivative liabilities	(21,175)	(19,589)
Level 3 £m
FINANCIAL INSTRUMENTS (Details) - Schedule of Derivatives [Line Items]
Derivative financial instruments	741	422
Derivative liabilities	£ (422)	£ (444)